Acquisition (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Cost of sales	$ 1,601,374	$ 3,955,559	$ 4,059,207	$ 9,696,598	$ 13,176,073	$ 15,421,715
Operating expenses	$ 5,146,339	$ 6,305,855	$ 13,458,877	$ 20,359,116	$ 35,287,018	$ 33,300,703
Basic income (loss) per common share	$ (2.87)	$ (4.03)	$ (5.92)	$ (7.64)	$ (23.03)	$ (18.94)
Proforma [Member]
Net sales					$ 37,333,965
Cost of sales					15,558,803
Operating expenses					30,004,808
Net income (loss) from continuing operations					$ (13,602,814)
Basic income (loss) per common share					$ (15.22)
Weighted average shares outstanding					893,943
Proforma Adjustments [Member]
Net sales					$ 0
Cost of sales					0
Operating expenses					66,930
Net income (loss) from continuing operations					$ (66,930)
Basic income (loss) per common share					$ 0
LuckyTail [Member]
Net sales					$ 892,270
Cost of sales					137,088
Operating expenses					383,476
Net income (loss) from continuing operations					$ 371,706
Basic income (loss) per common share					$ 0
Upexi, Inc. [Member]
Net sales					$ 36,441,695
Cost of sales					15,421,715
Operating expenses					29,554,402
Net income (loss) from continuing operations					$ (13,907,590)
Basic income (loss) per common share					$ (15.56)
Weighted average shares outstanding					893,943